Debentures (Details) ₪ / shares in Units, € in Thousands, ₪ in Millions		6 Months Ended
	Jun. 04, 2026 ₪ / shares	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 ILS (₪)	Jun. 30, 2026 ILS (₪)	Dec. 31, 2025 EUR (€)
Debentures [Line items]
Accrued interest | €		€ 1,343			€ 2,093
Prepayment fee		1,200	₪ 3.5
Series E Debentures [Member]
Debentures [Line items]
Aggregate principal amount		49,700		₪ 170.0
Series E Debentures [Member] | Bottom of Range [Member]
Debentures [Line items]
Annual interest rate	6.05%
Decreases in the annual interest rate	1.25%
Series E Debentures [Member] | Top of Range [Member]
Debentures [Line items]
Decreases in the annual interest rate	1.00%
Series C Debentures [Member] | Top of Range [Member]
Debentures [Line items]
Annual interest rate	6.15%
Series F Debentures [Member] | Bottom of Range [Member]
Debentures [Line items]
Annual interest rate	5.50%
Decreases in the annual interest rate	1.75%
Series F Debentures [Member] | Top of Range [Member]
Debentures [Line items]
Annual interest rate	5.75%
Decreases in the annual interest rate	1.30%
Series G Debentures [Member] | Bottom of Range [Member]
Debentures [Line items]
Annual interest rate	6.34%
Decreases in the annual interest rate	1.50%
Series G Debentures [Member] | Top of Range [Member]
Debentures [Line items]
Annual interest rate	6.59%
Decreases in the annual interest rate	1.30%
Series D Convertible Debentures [Member] | Bottom of Range [Member]
Debentures [Line items]
Price per share (in New Shekels per share)	₪ 165
Series D Convertible Debentures [Member] | Top of Range [Member]
Debentures [Line items]
Price per share (in New Shekels per share)	₪ 75.95
Series E Secured Debentures [Member]
Debentures [Line items]
Aggregate principal amount		48,200		165.0
Accrued interest		€ 400		₪ 1.5